DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
DISCONTINUED OPERATIONS
Schedule of details analysis of single amount of discontinued operations

	Cuzcatlan $	Sanu Entities $
Net assets sold	6,136	102,112

Cash consideration received	13,586	68,844
Other consideration received	196	11,658
Total consideration received	13,782	80,502

Non-controlling interests removed with disposal	–	10,250
Gain (loss) on sale of discontinued operations	7,646	(11,360)

	Cuzcatlan $	Sanu Entities $
Cash consideration received	13,586	68,844
Cash and cash equivalents disposed of	(1,817)	(7,384)
Net cash inflows on disposal	11,769	61,460

	Years ended December 31,
	2025 $	2024 $
Cuzcatlan	(11,200)	4,503
Sanu Entities	23,184	125,478
Net cash provided by operating activities	11,984	129,981

Cuzcatlan	11,738	(6,000)
Sanu Entities	59,942	(34,835)
Cash (used in) provided by investing activities	71,680	(40,835)

Cuzcatlan	(22)	(846)
Sanu Entities	(12,857)	(4,788)
Cash used in financing activities	(12,879)	(5,634)
Net cash flows from discontinued operations	70,785	83,512

Compania minera cuzcatlan s.a. de c. v, Disposal group, discontinued operations [member]
DISCONTINUED OPERATIONS
Schedule of details analysis of single amount of discontinued operations

	Years ended December 31,
	2025 $	2024 $
Sales	168	106,447
Cost of sales	287	102,492
Mine operating (loss) income	(119)	3,955

General and administration	638	6,213
Foreign exchange loss (gain)	190	(1,135)
Other expenses	2,202	8,790
Operating loss	(3,149)	(9,913)

Interest and finance costs, net	(325)	(1,058)
Loss before income taxes	(3,474)	(10,971)

Income taxes	(1)	(741)
Net loss from operating activities, net of tax	(3,473)	(10,230)

Gain on sale of discontinued operation	7,646	–
Income (loss) from discontinued operation, net of tax	4,173	(10,230)

Income (loss) per share from discontinued operation attributable to Fortuna shareholders
Basic	0.01	(0.03)
Diluted	0.01	(0.03)

Roxgold sanu s.a and other burkina faso subsidiaries, disposal group, discontinued operations [member]
DISCONTINUED OPERATIONS
Schedule of details analysis of single amount of discontinued operations

	Years ended December 31,
	2025 $	2024 $
Sales	128,059	278,347
Cost of sales	82,393	172,056
Mine operating income	45,666	106,291

General and administration	1,380	1,785
Foreign exchange (gain) loss	(4,254)	5,990
Other expenses	3,217	16,704
Operating income	45,323	81,812

Interest and finance costs, net	44	(366)
Income before income taxes	45,367	81,446

Income taxes	10,140	19,628
Net income from operating activities, net of tax	35,227	61,818

Loss on sale of discontinued operation	(11,360)	–
Tax expense on sale of discontinued operation	(4,052)	–
Release of OCI on sale of discontinued operation	(1,701)	–
Income from discontinued operation, net of tax	18,114	61,818

Income from discontinued operation, net of tax attributable to:
Fortuna shareholders	13,581	54,472
Non-controlling interest	4,533	7,346
	18,114	61,818

Income per share from discontinued operation attributable to Fortuna shareholders
Basic	0.04	0.18
Diluted	0.04	0.18